Penn Series Large Core Growth Fund
FUND SUMMARY: LARGE CORE GROWTH FUND
Investment Objective
The investment objective of the Large Core Growth Fund (the “Fund”) is to seek to achieve long-term growth of capital (capital appreciation).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Series Large Core Growth Fund Large Core Growth Fund
Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.85%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Penn Series Large Core Growth Fund | Large Core Growth Fund | USD ($)	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategy
The Fund attempts to achieve its investment objective by investing primarily in equity securities of large capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase (as of March 31, 2017, this range was between $14.2 million and $786.4 billion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks to invest in companies with strong name recognition, as determined by a company’s brand, market leadership or dominance, and network effects, and sustainable competitive advantages that permit growth and scale over time. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Sub-Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in foreign securities, which may include emerging market securities.

The Fund’s equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”) and limited partnership interests. The Fund may invest in privately placed and restricted securities.

Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

Convertible Securities Risk.  The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency Risk.  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Depositary Receipt Risk.  The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.

Emerging Markets Risk.  The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Equity-Linked Securities Risk.  Equity-linked securities, which are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock, are subject to equity securities risk. In addition, to the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. Equity-linked securities may also be subject to both counterparty credit and liquidity risk.

Equity Securities Risk.  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

“Growth” Investing Risk.  The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment strategy shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Large-Cap Securities Risk.  The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk.  The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Other Investment Company Risk.  The possibility that investments by the Fund in shares of other investment companies will subject the Fund to the risks associated with those investment companies. Fund shareholders will also indirectly bear a proportionate share of any underlying investment company’s fees and expenses in addition to paying the Fund’s expenses.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in equity securities in the hope of achieving long-term growth of capital.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Performance prior to December 1, 2016 reflects the Fund’s investment performance when managed by a previous sub-adviser pursuant to a substantially similar principal investment strategy. Since December 1, 2016, Morgan Stanley Investment Management Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
18.51%	-17.53%
3/31/2012	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2016)
Average Annual Total Returns - Penn Series Large Core Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Large Core Growth Fund	0.12%	11.93%	6.07%	Aug. 25, 2008
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	9.77%	Aug. 25, 2008